Wireless Device Payment Plans - Device Payment Plan Receivables, Net (Detail) - USD ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Accounts, Notes, Loans and Financing Receivable [Line Items]
Device payment plan agreement receivables, gross	$ 17,770	$ 11,797
Unamortized imputed interest	(821)	(511)
Device payment plan agreement receivables, net of unamortized imputed interest	16,949	11,286
Allowance for credit losses	(848)	(688)	$ (444)
Device payment plan agreement receivables, net	16,101	10,598
Account receivable, net
Accounts, Notes, Loans and Financing Receivable [Line Items]
Device payment plan agreement receivables, net	11,064	6,140
Other assets
Accounts, Notes, Loans and Financing Receivable [Line Items]
Device payment plan agreement receivables, net	$ 5,037	$ 4,458